SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund

June 30, 2020 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 41.54%
Australia — 2.68%
950,000(a)	Australia Government Bond, 5.50%, 4/21/23	$751,445

Canada — 1.92%
147,000(a)	Canadian Government Bond, 5.00%, 6/1/37	179,698
300,000(a)	Canadian Government Bond, 5.75%, 6/1/33	359,481

		539,179

Germany — 3.54%
430,000(b)	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29	518,195
169,000(b)	Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	259,263
103,000(b)	Bundesrepublik Deutschland Bundesanleihe, 4.25%, 7/4/39	216,245

		993,703

Italy — 8.58%
384,000(b)	Italy Buoni Poliennali Del Tesoro, 3.00%, 8/1/29	499,380
350,000(b)	Italy Buoni Poliennali Del Tesoro, 3.10%, 3/1/40(c)	467,601
450,000(b)	Italy Buoni Poliennali Del Tesoro, 3.50%, 3/1/30(c)	610,069
546,000(b)	Italy Buoni Poliennali Del Tesoro, 3.85%, 9/1/49(c)	829,407

		2,406,457

Japan — 15.91%
101,200,000(a)	Japan Government Ten Year Bond, 0.10%, 9/20/28	949,483
107,500,000(a)	Japan Government Ten Year Bond, 0.40%, 3/20/25	1,019,297
90,400,000(a)	Japan Government Ten Year Bond, 0.80%, 12/20/22	856,666
52,400,000(a)	Japan Government Thirty Year Bond, 0.80%, 12/20/47	517,489
64,200,000(a)	Japan Government Twenty Year Bond, 0.40%, 3/20/36	606,300
46,650,000(a)	Japan Government Twenty Year Bond, 1.60%, 12/20/33	513,506

		4,462,741

Mexico — 0.59%
159,000(b)	Mexico Government International Bond, 4.00%, 3/15/15	166,450

New Zealand — 0.51%
200,000(a)	New Zealand Government Bond, 2.75%, 4/15/25	143,177

Tunisia — 3.81%
$ 400,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	369,803
690,000(a)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26	700,184

		1,069,987

United Kingdom — 3.97%
240,000(a)	United Kingdom Gilt, 1.75%, 1/22/49	384,617
400,000(a)	United Kingdom Gilt, 4.75%, 12/7/30	730,338

		1,114,955

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Venezuela — 0.03%
$ 121,000	Venezuela Government International Bond, 8.25%, 10/13/24(d)	$7,260

Total Foreign Government Bonds		11,655,354

(Cost $11,678,601)

U.S. Treasury Obligations — 21.96%
United States — 21.96%
243,800	U.S. Treasury Bonds, 3.63%, 8/15/43	356,100
2,000,000	U.S. Treasury Notes, 1.50%, 9/30/21	2,033,125
1,000,000	U.S. Treasury Notes, 1.50%, 9/15/22	1,029,610
1,500,000	U.S. Treasury Notes, 1.50%, 2/15/30	1,621,641
997,600	U.S. Treasury Notes, 2.88%, 5/31/25	1,123,235

		6,163,711

Total U.S. Treasury Obligations		6,163,711

(Cost $5,919,036)

Corporate Bonds — 19.59%
France — 2.56%
600,000(b)	Electricite de France SA, (12 Year EUR Swap + 3.043%), EMTN, 5.00%, (e),(f),(g)	718,584

Italy — 2.49%
570,000(b)	Intesa Sanpaolo SpA, (5 Year EUR Swap + 7.192%), 7.75%, (e),(f),(g)	697,947

Spain — 5.90%
700,000(b)	Abertis Infraestructuras SA, EMTN, 3.00%, 3/27/31	811,410
600,000(b)	Bankia SA, (5 Year EUR Swap + 5.819%), 6.00%, (e),(f),(g)	618,361
200,000(b)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, (e),(f),(g)	224,643

		1,654,414

United States — 8.58%
400,000	Broadcom, Inc., 4.25%, 4/15/26(c)	444,658
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47	1,187,228
384,000	Enable Midstream Partners LP, 4.40%, 3/15/27	355,481
400,000	Vistra Operations Co. LLC, 4.30%, 7/15/29(c)	421,350

		2,408,717

Venezuela — 0.06%
172,500	Petroleos de Venezuela SA, 8.50%, 10/27/20	17,250

Total Corporate Bonds		5,496,912

(Cost $5,667,495)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 8.38%
United States — 8.38%
$1,080,269	Freddie Mac, Pool #RA1353, 3.00%, 9/1/49	$1,138,566
1,142,300	Ginnie Mae, Pool #MA6153, 3.00%, 9/20/49	1,212,647

		2,351,213

Total U.S. Government Agency Backed Mortgages		2,351,213

(Cost $2,264,538)

Shares
Investment Company — 2.07%
579,917	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	579,917

Total Investment Company		579,917

(Cost $579,917)

Total Investments		$26,247,107
(Cost $26,109,587) — 93.54%

Other assets in excess of liabilities — 6.46%		1,812,853

NET ASSETS — 100.00%		$28,059,960

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(b)	Principal amount denoted in Euros.

(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Perpetual security with no stated maturity date.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2020.

(h)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

June 30, 2020 (Unaudited)

Foreign currency exchange contracts as of June 30, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	568,000	USD	365,666	Citibank N.A.	8/13/20	$26,395
EUR	69,000	USD	74,865	Citibank N.A.	8/13/20	2,731
USD	4,586,679	JPY	485,905,000	Citibank N.A.	8/13/20	84,027

						$113,153

CAD	200,000	USD	147,703	Citibank N.A.	8/13/20	$(369)
GBP	150,000	USD	188,099	Citibank N.A.	8/13/20	(2,183)
USD	1,062,112	AUD	1,650,000	Citibank N.A.	8/13/20	(76,796)
USD	636,832	CAD	900,000	Citibank N.A.	8/13/20	(26,171)
USD	559,071	EUR	500,000	Citibank N.A.	8/13/20	(3,224)
USD	66,786	EUR	61,000	Citibank N.A.	8/13/20	(1,814)
USD	179,039	EUR	161,000	Citibank N.A.	8/13/20	(2,020)
USD	6,593,527	EUR	6,086,900	Citibank N.A.	8/13/20	(251,743)
USD	75,845	EUR	68,000	Citibank N.A.	8/13/20	(627)
USD	366,077	EUR	327,000	Citibank N.A.	8/13/20	(1,664)
USD	1,282,169	GBP	1,037,000	Citibank N.A.	8/13/20	(3,131)
USD	132,204	NZD	219,000	Citibank N.A.	8/13/20	(9,122)

						$(378,864)

Total						$(265,711)

Financial futures contracts as of June 30, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	5	September 2020	$10,443	EUR	$991,596	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Note	6	September 2020	4,012	USD	835,031	Credit Suisse Securities (USA) LLC

Total			$14,455

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

June 30, 2020 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year Euro-Buxl Bund	1	September 2020	$(4,235)	EUR	$ 247,124	Credit Suisse Securities (USA) LLC
5 Year Euro-Bobl	9	September 2020	(6,620)	EUR	1,364,844	Credit Suisse Securities (USA) LLC

Total			$(10,855)

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

CAD - Canadian Dollar

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Foreign Government Bonds	41.54%
Government	21.96%
Financial	13.88%
Communications	4.23%
Utilities	4.06%
Consumer, Non-cyclical	2.89%
Technology	1.58%
Energy	1.33%
Other*	8.53%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.